Equity - Reverse Recapitalization Share Activity (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Changes in equity [abstract]
Beginning balance	$ (133,643)	$ 122,496
Equity-settled share-based payment	(2,658)	4,342
Ending balance	$ (470,755)	(170,015)
Class A Shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding (in shares)	467,677,673
Equity settled share-based payment (in shares)	236,575
Number of shares outstanding (in shares)	467,914,248
Class B Shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding (in shares)	1,642,233,575
Equity settled share-based payment (in shares)	0
Number of shares outstanding (in shares)	1,642,233,575
Share capital
Changes in equity [abstract]
Beginning balance	$ 21,165	1,865,909
Equity-settled share-based payment	(2)	0
Ending balance	21,167	21,156
Other contributed capital
Changes in equity [abstract]
Beginning balance	3,584,232	35,231
Equity-settled share-based payment	(2,656)	4,342
Ending balance	$ 3,586,888	$ 3,578,674